POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
December 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 59.4%
Consumer Discretionary Products — 4.5%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	$ 2,040,000	$ 2,020,396
Clarios Global LP, 8.50%, 5/15/27(a)	730,000	733,892
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	8,080,000	7,294,779
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	4,450,000	3,841,445
		13,890,512
Consumer Discretionary Services — 3.9%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	2,470,000	2,271,371
Raising Cane's Restaurants, LLC, 9.375%, 5/1/29(a)	7,140,000	7,628,961
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	2,260,000	2,139,350
		12,039,682
Consumer Staple Products — 1.2%
B&G Foods, Inc., 5.25%, 4/1/25	1,370,000	1,350,156
Simmons Foods, Inc., 4.625%, 3/1/29(a)	2,920,000	2,531,463
		3,881,619
Financial Services — 3.6%
NFP Corp., 6.875%, 8/15/28(a)	9,500,000	9,662,447
NFP Corp., 8.50%, 10/1/31(a)	1,450,000	1,570,678
		11,233,125
Health Care — 5.5%
Option Care Health, Inc., 4.375%, 10/31/29(a)	5,150,000	4,661,074
Surgery Center Holdings, Inc., 6.75%, 7/1/25(a)	1,023,000	1,027,128
Surgery Center Holdings, Inc., 10.00%, 4/15/27(a)	3,686,000	3,732,628
Tenet Healthcare Corp., 6.125%, 10/1/28	7,490,000	7,475,394
		16,896,224
Industrial Products — 11.8%
Chart Industries, Inc., 7.50%, 1/1/30(a)	4,230,000	4,431,348
Chart Industries, Inc., 9.50%, 1/1/31(a)	4,150,000	4,511,540
F-Brasile SpA, Series XR, 7.375%, 8/15/26(a)	3,870,000	3,786,736
Madison IAQ, LLC, 5.875%, 6/30/29(a)	5,600,000	4,942,495
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
Material Sciences Corp., 13.115%, 7/9/26(b)(c)(d)	$102,084	$ 101,960
SPX Flow, Inc., 8.75%, 4/1/30(a)	2,925,000	2,928,364
Titan Acquisition Ltd., 7.75%, 4/15/26(a)	8,441,000	8,502,408
TransDigm, Inc., 6.25%, 3/15/26(a)	2,880,000	2,877,770
TransDigm, Inc., 6.75%, 8/15/28(a)	1,460,000	1,495,425
TransDigm, Inc., 4.875%, 5/1/29	1,660,000	1,553,872
TransDigm, Inc., 6.875%, 12/15/30(a)	1,240,000	1,278,012
		36,409,930
Industrial Services — 0.6%
IEA Energy Services, LLC, 6.625%, 8/15/29(a)	2,000,000	1,852,240
Insurance — 7.3%
AssuredPartners, Inc., 7.00%, 8/15/25(a)	7,350,000	7,368,132
GTCR AP Finance, Inc., 8.00%, 5/15/27(a)	2,080,000	2,103,941
HUB International Ltd., 7.00%, 5/1/26(a)	10,790,000	10,844,220
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	2,090,000	2,197,416
		22,513,709
Materials — 13.2%
AmeriTex HoldCo Intermediate, LLC, 10.25%, 10/15/28(a)	1,350,000	1,388,813
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,850,000	10,168,727
Century Aluminum Co., 7.50%, 4/1/28(a)	12,415,000	12,043,557
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	1,430,000	1,335,720
LABL, Inc., 6.75%, 7/15/26(a)	1,820,000	1,771,823
LABL, Inc., 9.50%, 11/1/28(a)	600,000	606,750
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(c)(e)	1,650,000	2,145
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	6,670,000	6,511,154
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	2,193,000	2,050,983

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Specialty Steel Holdings, Inc., 15.39%, 11/15/26(b)(c)	$210,000	$ 210,000
Trident TPI Holdings, Inc., 12.75%, 12/31/28(a)	4,600,000	4,927,750
		41,017,422
Media — 1.5%
Arches Buyer, Inc., 6.125%, 12/1/28(a)	1,940,000	1,680,244
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	1,840,000	1,921,310
Scripps Escrow II, Inc., 5.375%, 1/15/31(a)	1,490,000	1,095,224
Sterling Entertainment Enterprises, LLC, 10.25%, 1/15/25(b)(c)(d)	100,000	97,630
		4,794,408
Oil & Gas — 0.9%
Forum Energy Technologies, Inc., 9.00%, 8/4/25	1,682,042	1,643,986
Teine Energy Ltd., 6.875%, 4/15/29(a)	1,150,000	1,082,363
		2,726,349
Retail & Wholesale - Discretionary — 1.5%
High Ridge Brands Escrow, 8.875%, 3/15/25(b)(c)	125,000	—
SRS Distribution, Inc., 6.00%, 12/1/29(a)	4,840,000	4,518,462
		4,518,462
Retail & Wholesale - Staples — 0.5%
US Foods, Inc., 7.25%, 1/15/32(a)	1,410,000	1,471,987
Software & Technology Services — 2.5%
GTCR W-2 Merger Sub, LLC, 7.50%, 1/15/31(a)	660,000	697,866
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	5,730,000	5,794,823
Twilio, Inc., 3.875%, 3/15/31	1,580,000	1,410,408
		7,903,097
Technology Hardware & Semiconductors — 0.9%
Viasat, Inc., 6.50%, 7/15/28(a)	3,310,000	2,721,978
TOTAL CORPORATE BONDS (Cost $184,248,596)		183,870,744
	Par Value	Value
SENIOR LOANS†(f) — 34.5%
Consumer Discretionary Products — 1.0%
DexKo Global, Inc., 2023 Incremental Term Loans, 9.598% (SOFR +425 bps), 10/4/28	$780,000	$ 780,000
RealTruck Goup, Inc., Initial Term Loan, 8.97% (SOFR +361 bps), 1/31/28	2,258,389	2,233,919
		3,013,919
Consumer Discretionary Services — 2.2%
Kuehg Corp., Initial Term Loan, 10.348% (SOFR +500 bps), 6/12/30	2,683,275	2,698,368
Learning Care Group U.S. No.2, Inc., Initial Term Loans, 10.083% - 10.138% (SOFR +475 bps), 8/11/28	4,219,425	4,251,071
		6,949,439
Consumer Staple Products — 2.2%
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 9.36% (SOFR +401 bps), 12/22/26	4,526,667	4,531,058
VC GB Holdings I Corp., Second Lien Initial Term Loan, 12.36% (SOFR +701 bps), 7/23/29	2,220,000	2,145,086
		6,676,144
Financial Services — 0.8%
Nexus Buyer, LLC, Amendment No. 5 Term Loans, 9.86% (SOFR +450 bps), 12/11/28	1,491,000	1,483,552
Nexus Buyer, LLC, Second Lien Term Loan, 11.706% (SOFR +635 bps), 11/5/29	920,000	901,025
		2,384,577
Health Care — 3.6%
Aveanna Healthcare, LLC, Initial Term Loan, 12.538% (SOFR +715 bps), 12/10/29	4,000,000	2,973,340
EyeCare Partners, LLC, First Lien Amendment No. 2 Term Loans, 9.983% (SOFR +460 bps), 11/15/28	1,277,100	648,128
EyeCare Partners, LLC, Second Lien Initial Term Loan, 12.395% (SOFR +701 bps), 11/15/29	3,430,000	968,975

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
Medical Solutions Holdings, Inc., Second Lien Term Loan, 12.456% (SOFR +710 bps), 11/1/29	$1,770,000	$ 1,508,925
Packaging Coordinators Midco, Inc., First Lien Term B Loan, 9.11% (SOFR +376 bps), 11/30/27	4,375,013	4,383,216
SM Wellness Holdings, Inc., Second Lien Initial Term Loan, 13.645% (SOFR +800 bps), 4/16/29(b)(c)	1,030,000	824,000
		11,306,584
Industrial Products — 2.0%
Engineered Machinery Holdings, Inc., Incremental USD 1st Lien Term Loan, 9.11% (SOFR +376 bps), 5/19/28	835,736	832,209
Engineered Machinery Holdings, Inc., Second Lien Amendment No 3 Incremental Term Loan, 11.61% (SOFR +626 bps), 5/21/29	2,295,812	2,169,542
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No 2 Term Loan, 12.11% (SOFR +676 bps), 5/21/29	3,456,499	3,275,033
		6,276,784
Industrial Services — 3.1%
Ankura Consulting Group, LLC, Second Lien Closing Date Term Loan, 13.64% (SOFR +826 bps), 3/19/29	650,000	588,250
CHG Healthcare Services, Inc., 2023 Incremental Term Loans, 9.103% (SOFR +375 bps), 9/29/28	1,670,000	1,675,394
Infinite Bidco, LLC, Second Lien Initial Term Loan, 12.645% (SOFR +726 bps), 3/2/29	4,219,613	3,607,769
KKR Apple Bidco, LLC, First Lien Amendment No. 1 Term Loan, 9/22/28(g)	973,466	978,032
LaserShip, Inc., Second Lien Initial Loan, 13.396% (SOFR +793 bps), 5/7/29	3,280,000	2,755,200
		9,604,645
	Par Value	Value
SENIOR LOANS — (Continued)
Insurance — 1.0%
Asurion, LLC, New B-4 Term Loan, 10.72% (SOFR +536 bps), 1/20/29	$3,260,000	$ 3,084,514
Materials — 3.5%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 12/31/27(b)(c)(d)	370,501	370,500
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 9.456% (SOFR +410 bps), 11/24/27	1,683,202	1,664,796
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 13.206% (SOFR +785 bps), 11/24/28	3,450,000	3,255,937
CP Iris Holdco I, Inc., Initial Term Loan, 12.456% (SOFR +710 bps), 10/1/29(c)	1,720,000	1,565,200
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 9.471% (SOFR +411 bps), 3/16/27	3,065,431	3,074,291
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, 9.848% (SOFR +450 bps), 9/15/28	797,995	799,990
		10,730,714
Media — 6.8%
Auction.com, LLC, Term Loan, 11.356% (SOFR +600 bps), 5/26/28	6,591,082	6,364,546
Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.145% (SOFR +376 bps), 8/21/26	6,706,399	6,649,093
MH Sub I, LLC, 2023 May New Term Loans, 9.606% (SOFR +425 bps), 5/3/28	2,955,150	2,910,823
MH Sub I, LLC, Second Lien Term Loan, 11.606% (SOFR +625 bps), 2/23/29	5,630,000	5,287,161
		21,211,623

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Retail & Wholesale - Discretionary — 3.0%
CNT Holdings I Corp., Second Lien Initial Term Loan, 12.076% (SOFR +675 bps), 11/6/28	$8,624,188	$ 8,670,026
TA TT Buyer, LLC, Initial Term Loan, 4/2/29(g)	668,291	664,949
		9,334,975
Retail & Wholesale - Staples — 0.3%
Quirch Foods Holdings, LLC, Term Loan, 10.387% (SOFR +501 bps), 10/27/27	922,864	923,012
Software & Technology Services — 3.6%
AthenaHealth Group, Inc., Initial Term Loan, 8.606% (SOFR +325 bps), 2/15/29	963,243	960,354
Cloudera, Inc., Second Lien Term Loan, 11.456% (SOFR +610 bps), 10/8/29	860,000	828,464
Mitchell International, Inc., Initial Term Loan-Second Lien, 12.15% (SOFR +676 bps), 10/15/29	1,650,000	1,624,739
Skopima Consilio, Second Lien Initial Term Loan, 12.97% (SOFR +761 bps), 4/30/29	2,050,000	1,920,163
UKG, Inc., First Lien 2021-2 Incremental Term Loan, 8.68% (SOFR +335 bps), 5/4/26	2,009,746	2,017,765
UKG, Inc., Second Lien 2021 Incremental Term Loan, 10.68% (SOFR +535 bps), 5/3/27	3,760,000	3,774,438
		11,125,923
Technology Hardware & Semiconductors — 1.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.813% (SOFR +560 bps), 2/1/30	3,794,939	3,766,477
Telecommunications — 0.2%
Xplornet Communications, Inc., Initial Term Loan- Second Lien, 12.61% (SOFR +726 bps), 10/1/29	1,930,000	517,829
TOTAL SENIOR LOANS (Cost $113,438,969)		106,907,159
	Number of Shares	Value
COMMON STOCKS — 0.5%
Industrial Products — 0.2%
Utex Industries, Inc.(b)(c)(d)*	7,506	$ 517,989
Materials — 0.2%
Arctic Canadian Diamond Co. Ltd.(b)(c)(d)*	541	185,023
Burgundy Diamond Mines Ltd.(c)(d)*	983,076	130,634
Real Alloy Holding, Inc.(b)(c)(d)*	3	226,974
Specialty Steel Holdings, Inc.(b)(c)*	1	157,969
		700,600
Retail & Wholesale - Discretionary — 0.1%
ATD New Holdings, Inc.(b)(c)*	2,940	148,352
Software & Technology Services — 0.0%
Skillsoft Corp.*	1,638	28,796
TOTAL COMMON STOCKS (Cost $1,139,177)		1,395,737
	Par Value
WARRANTS† — 0.0%
Consumer Discretionary Services — 0.0%
CWT Travel Holdings, Inc., Strike Price: $57.00, 11/19/2026(b)(c)*	$3,371	—
CWT Travel Holdings, Inc., Strike Price: $67.69, 11/19/2028(b)(c)*	3,548	—
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/2025(b)(c)(d)*	1,150	—
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 94.4% (Cost $298,826,742)		292,173,640
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%		17,257,583
NET ASSETS - 100.0%		$309,431,223

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2023, these securities amounted to $170,027,338 or 54.95% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
(c)	Security is deemed illiquid at December 31, 2023.
(d)	Security deemed to be restricted as of December 31, 2023. As of December 31, 2023, the fair value of restricted securities in the aggregate was $1,630,710, representing 0.53% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(e)	Security is currently in default.
(f)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2023.
(g)	All or a portion of this Senior Loan will settle after December 31, 2023, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to the Quarterly Portfolio of Investments
December 31, 2023
(Unaudited)
A. Portfolio Valuation:
The Polen Opportunistic High Yield Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees.
The Fund has a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. Since inception the Fund has utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as Morningstar Global Equity Classification Structure ("MGECS") or Global Industry Classification Standard ("GICS"), as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2023
(Unaudited)
The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund's investments carried at fair value:
	Total Value at 12/31/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Opportunistic High Yield Fund
Assets
Corporate Bonds
Consumer Discretionary Products	$13,890,512	$—	$13,890,512	$—
Consumer Discretionary Services	12,039,682	—	12,039,682	—
Consumer Staple Products	3,881,619	—	3,881,619	—
Financial Services	11,233,125	—	11,233,125	—
Health Care	16,896,224	—	16,896,224	—
Industrial Products	36,409,930	—	36,307,970	101,960
Industrial Services	1,852,240	—	1,852,240	—
Insurance	22,513,709	—	22,513,709	—
Materials	41,017,422	—	40,807,422	210,000
Media	4,794,408	—	4,696,778	97,630
Oil & Gas	2,726,349	—	2,726,349	—
Retail & Wholesale - Discretionary	4,518,462	—	4,518,462	—
Retail & Wholesale - Staples	1,471,987	—	1,471,987	—
Software & Technology Services	7,903,097	—	7,903,097	—
Technology Hardware & Semiconductors	2,721,978	—	2,721,978	—
Senior Loans
Consumer Discretionary Products	3,013,919	—	3,013,919	—
Consumer Discretionary Services	6,949,439	—	6,949,439	—
Consumer Staple Products	6,676,144	—	6,676,144	—
Financial Services	2,384,577	—	2,384,577	—
Health Care	11,306,584	—	10,482,584	824,000
Industrial Products	6,276,784	—	6,276,784	—
Industrial Services	9,604,645	—	9,604,645	—
Insurance	3,084,514	—	3,084,514	—
Materials	10,730,714	—	10,360,214	370,500
Media	21,211,623	—	21,211,623	—
Retail & Wholesale - Discretionary	9,334,975	—	9,334,975	—
Retail & Wholesale - Staples	923,012	—	923,012	—
Software & Technology Services	11,125,923	—	11,125,923	—
Technology Hardware & Semiconductors	3,766,477	—	3,766,477	—
Telecommunications	517,829	—	517,829	—
Common Stocks
Industrial Products	517,989	—	—	517,989
Materials	700,600	130,634	—	569,966
Retail & Wholesale - Discretionary	148,352	—	—	148,352
Software & Technology Services	28,796	28,796	—	—
Warrants
Consumer Discretionary Services	—	—	—	—*
Industrial Products	—	—	—	—*
Total Assets	$292,173,640	$159,430	$289,173,813	$2,840,397

*	Current value is $0.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
December 31, 2023
(Unaudited)
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges, where applicable.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For the period ended December 31, 2023, there were no significant transfers in or out of Level 3.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
The below securities are restricted from resale as of December 31, 2023:
	Security Type	Acquisition Date	Cost	Value
Arctic Canadian Diamond Co. Ltd.	Common Stocks	2/4/2021	—	$185,023
Arctic Canadian Diamond Company Ltd.	Senior Loans	2/3/2021	370,501	370,500
Burgundy Diamond Mines Ltd.	Common Stocks	7/3/2023	164,739	130,634
Material Sciences Corp.	Corporate Bonds	7/9/2018	102,084	101,960
Real Alloy Holding, Inc.	Common Stocks	5/31/2018	103,329	226,974
Sterling Entertainment Enterprises, LLC	Corporate Bonds	12/27/2017	99,703	97,630
Utex Industries Holdings, LLC	Warrants	12/3/2020	—	—
Utex Industries, Inc.	Common Stocks	12/3/2020	368,394	517,989
				$1,630,710
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.